Document and Entity Information	0 Months Ended
May 15, 2013
Risk/Return:
Document Type	497
Document Period End Date	May 15, 2013
Registrant Name	BRANDES INVESTMENT TRUST
Central Index Key	0000926678
Amendment Flag	false
Document Creation Date	May 15, 2013
Document Effective Date	May 15, 2013
Prospectus Date	Jan 31, 2013
Brandes International Equity Fund | Class I
Risk/Return:
Trading Symbol	BIIEX
Brandes International Equity Fund | Class E
Risk/Return:
Trading Symbol	BIEEX
Brandes International Equity Fund | Class A
Risk/Return:
Trading Symbol	BIEAX
Brandes International Equity Fund | Class C
Risk/Return:
Trading Symbol	BIECX

Brandes International Equity Fund
Brandes International Equity Fund
________________
BRANDES

________________

Brandes Global Equity Fund

Class A – BGEAX

Class C – BGVCX

Class E – BGVEX

Class I – BGVIX

Brandes International Equity Fund

Class A – BIEAX

Class C – BIECX

Class E – BIEEX

Class I – BIIEX

Brandes Emerging Markets Fund

Class A – BEMAX

Class C – BEMCX

Class I – BEMIX

Brandes International Small Cap Equity Fund

Class A – BISAX

Class C – BINCX

Class I – BISMX

Supplement dated May 15, 2013 to the

Prospectus dated January 31, 2013, as supplemented February 7, 2013

Brandes International Equity Fund

Effective May 14, 2013, Brandes Investment Partners, L.P. (the “Advisor”) has reduced its management fees for the International Equity Fund from 1.00% to 0.80%.  Also effective May 14, 2013, the Advisor has agreed to reduce its fees and/or pay expenses for the International Equity Fund to the extent necessary to maintain a net expense ratio (excluding interest expense in connection with investment activities, taxes, acquired fund fees and expenses, and extraordinary expenses) of 1.20% for Class A, 1.95% for Class C, 1.20% for Class E, and 1.00% for Class I.  These expense caps represent a decrease of 0.05% for Class A, Class C, Class E, and Class I shares, from the expense caps currently in effect.  The table below reflects, based on the Fund’s average daily net assets, the impact that this expense cap level would have had on the Fund had it been in effect for the year ended September 30, 2012.  The expense ratio that the Fund experiences in subsequent periods will be affected by the Fund’s asset levels.

Fees and Expenses of the Fund
The following tables replace the corresponding tables on Page 6 of the Prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Brandes International Equity Fund	Class A		Class C		Class E	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none		none	none
Maximum Deferred Sales Charge (Load)	none	[1]	1.00%	[2]	none	none
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within one year from the date of purchase.
[2]	A charge of 1.00% will be imposed on Class C shares redeemed within one year of purchase by any investor.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Brandes International Equity Fund		Class A	Class C	Class E	Class I
Management Fees		0.80%	0.80%	0.80%	0.80%
Distribution (12b-1) Fees		0.25%	0.75%	none	none
Shareholder Servicing Fees		none	0.25%	0.25%	none
Other Expenses		0.20%	0.20%	0.20%	0.25%
Total Other Expenses		0.20%	0.45%	0.45%	0.25%
Total Annual Fund Operating Expenses		1.25%	2.00%	1.25%	1.05%
Less: Fee Waiver and/or Expense Reimbursement		(0.05%)	(0.05%)	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.20%	1.95%	1.20%	1.00%
[1]	The Advisor has contractually agreed to limit the International Equity Fund's Class A, Class C, Class E, and Class I annual operating expenses (excluding acquired fund fees and expenses, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation), including repayment of previous waivers, to 1.20% for Class A and Class E, 1.95% for Class C, and 1.00% for Class I, as percentages of the respective Fund classes' average daily net assets through May 14, 2014 (the "Expense Caps"). The Expense Caps may be terminated at any time by the Board of Trustees upon 60 days' written notice to the Advisor, or by the Advisor with the consent of the Board. The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years with respect to any Class of the Fund. The Advisor may request reimbursement if the aggregate amount paid by the Fund toward operating expenses for the Class for the fiscal year (taking into account the reimbursement) does not exceed the Expense Cap with respect to such Class or any lower expense cap for the Class in effect at the time of the reimbursement.

Example
This Example is intended to help you compare the costs of investing in the International Equity Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Brandes International Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	690	944	1,217	1,995
Class C	298	623	1,073	2,323
Class E	122	392	682	1,507
Class I	102	329	575	1,278

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Brandes International Equity Fund Class C	198	623	1,073	2,323

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000926678_SupplementTextBlock	________________
BRANDES

________________

Brandes Global Equity Fund

Class A – BGEAX

Class C – BGVCX

Class E – BGVEX

Class I – BGVIX

Brandes International Equity Fund

Class A – BIEAX

Class C – BIECX

Class E – BIEEX

Class I – BIIEX

Brandes Emerging Markets Fund

Class A – BEMAX

Class C – BEMCX

Class I – BEMIX

Brandes International Small Cap Equity Fund

Class A – BISAX

Class C – BINCX

Class I – BISMX

Supplement dated May 15, 2013 to the

Prospectus dated January 31, 2013, as supplemented February 7, 2013

Brandes International Equity Fund

Effective May 14, 2013, Brandes Investment Partners, L.P. (the “Advisor”) has reduced its management fees for the International Equity Fund from 1.00% to 0.80%.  Also effective May 14, 2013, the Advisor has agreed to reduce its fees and/or pay expenses for the International Equity Fund to the extent necessary to maintain a net expense ratio (excluding interest expense in connection with investment activities, taxes, acquired fund fees and expenses, and extraordinary expenses) of 1.20% for Class A, 1.95% for Class C, 1.20% for Class E, and 1.00% for Class I.  These expense caps represent a decrease of 0.05% for Class A, Class C, Class E, and Class I shares, from the expense caps currently in effect.  The table below reflects, based on the Fund’s average daily net assets, the impact that this expense cap level would have had on the Fund had it been in effect for the year ended September 30, 2012.  The expense ratio that the Fund experiences in subsequent periods will be affected by the Fund’s asset levels.

Risk/Return [Heading]	rr_RiskReturnHeading	Brandes International Equity Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables replace the corresponding tables on Page 6 of the Prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-01
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in the International Equity Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Class C shares:
Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	0.25%
Total Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	329
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	575
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,278
Class E
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.20%
Total Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.20%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	392
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	682
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,507
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	0.20%
Total Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.20%	[1]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within one year from the date of purchase.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	690
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	944
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,217
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,995
Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.20%
Total Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.00%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.95%	[1]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A charge of 1.00% will be imposed on Class C shares redeemed within one year of purchase by any investor.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	298
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	623
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,073
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,323
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	198
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	623
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,073
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,323

[1]	The Advisor has contractually agreed to limit the International Equity Fund's Class A, Class C, Class E, and Class I annual operating expenses (excluding acquired fund fees and expenses, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation), including repayment of previous waivers, to 1.20% for Class A and Class E, 1.95% for Class C, and 1.00% for Class I, as percentages of the respective Fund classes' average daily net assets through May 14, 2014 (the "Expense Caps"). The Expense Caps may be terminated at any time by the Board of Trustees upon 60 days' written notice to the Advisor, or by the Advisor with the consent of the Board. The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years with respect to any Class of the Fund. The Advisor may request reimbursement if the aggregate amount paid by the Fund toward operating expenses for the Class for the fiscal year (taking into account the reimbursement) does not exceed the Expense Cap with respect to such Class or any lower expense cap for the Class in effect at the time of the reimbursement.
[2]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within one year from the date of purchase.
[3]	A charge of 1.00% will be imposed on Class C shares redeemed within one year of purchase by any investor.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 31, 2013